Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0000879407
Registrant Name	ARROWHEAD PHARMACEUTICALS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES